Cover	Jan. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2025
Entity File Number	1-04928
Entity Registrant Name	DUKE ENERGY CAROLINAS, LLC
Entity Central Index Key	0000030371
Entity Tax Identification Number	56-0205520
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	525 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202-1803
City Area Code	800
Local Phone Number	488-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false